Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	¥ 405,940,211	¥ 397,820,570	¥ 382,177,876
Cash and due from banks	4,591,186	4,416,646
Interest-earning deposits in other banks	104,706,928	105,701,977
Trading account assets	59,417,128	49,769,406
Investment securities	58,318,547	62,399,298
Total liabilities	386,690,473	379,303,483
Deposits	249,415,006	247,136,000
Long-term debt	21,022,407	40,012,819
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	22,488,218	22,608,659
Cash and due from banks	8,641	10,146
Interest-earning deposits in other banks	22,136	34,166
Trading account assets	1,379,227	1,266,293
Investment securities	2,478,281	2,320,543
Loans		17,514,131
All other assets	1,890,684	1,463,380
Total liabilities	588,974	556,291
Deposits	0	0
Other short-term borrowings	42,029	46,208
Long-term debt	370,917	379,017
All other liabilities	176,028	131,066
Consolidated VIEs | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	22,488,218
Cash and due from banks	8,641
Interest-earning deposits in other banks	22,136
Trading account assets	1,379,227
Investment securities	2,478,281
Loans	16,709,249
All other assets	1,890,684
Consolidated VIEs | Total consolidated assets before elimination
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		26,279,985
Cash and due from banks		78,882
Interest-earning deposits in other banks		75,424
Trading account assets		1,338,510
Investment securities		2,920,762
Loans		20,373,266
All other assets		1,493,141
Total liabilities	23,879,692	25,638,790
Deposits	1,715,116	3,292,449
Other short-term borrowings	8,517,549	8,599,859
Long-term debt	12,181,891	12,293,921
All other liabilities	1,465,136	1,452,561
Consolidated VIEs | Total consolidated assets before elimination | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	24,730,095
Cash and due from banks	73,928
Interest-earning deposits in other banks	80,130
Trading account assets	1,459,896
Investment securities	3,027,881
Loans	18,025,453
All other assets	2,062,807
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	7,814,826	8,186,919
Cash and due from banks		66,761
Interest-earning deposits in other banks		33,826
Trading account assets		45,689
Investment securities		860,760
Loans		7,045,964
All other assets		133,919
Total liabilities	7,756,296	8,162,014
Deposits	0	0
Other short-term borrowings	5,928,518	6,331,278
Long-term debt	1,453,912	1,371,157
All other liabilities	373,866	459,579
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Cash and due from banks	57,908
Interest-earning deposits in other banks	11,001
Trading account assets	87,129
Investment securities	1,094,698
Loans	6,531,210
All other assets	32,880
Consolidated VIEs | Total consolidated assets before elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		1,662,843
Cash and due from banks		1,759
Interest-earning deposits in other banks		30,748
Trading account assets		337,619
Investment securities		77,334
Loans		0
All other assets		1,215,383
Total liabilities	1,581,746	1,147,832
Deposits	0	0
Other short-term borrowings	1,533,915	1,136,495
Long-term debt	9,148	8,772
All other liabilities	38,683	2,565
Consolidated VIEs | Total consolidated assets before elimination | Investment funds | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	2,255,725
Cash and due from banks	8,623
Interest-earning deposits in other banks	48,396
Trading account assets	420,259
Investment securities	90,580
Loans	0
All other assets	1,687,867
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		248,049
Cash and due from banks		0
Interest-earning deposits in other banks		3,820
Trading account assets		0
Investment securities		0
Loans		143,688
All other assets		100,541
Total liabilities	170,180	136,230
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	131,594	117,947
All other liabilities	38,586	18,283
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	313,346
Cash and due from banks	0
Interest-earning deposits in other banks	14,509
Trading account assets	0
Investment securities	0
Loans	158,337
All other assets	140,500
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		296,435
Cash and due from banks		9,892
Interest-earning deposits in other banks		0
Trading account assets		137,795
Investment securities		132,951
Loans		15,000
All other assets		797
Total liabilities	340,464	301,045
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	222,733	287,192
All other liabilities	117,731	13,853
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	377,261
Cash and due from banks	5,500
Interest-earning deposits in other banks	0
Trading account assets	203,970
Investment securities	142,283
Loans	15,000
All other assets	10,508
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		10,447,956
Cash and due from banks		0
Interest-earning deposits in other banks		1,664
Trading account assets		0
Investment securities		0
Loans		10,428,225
All other assets		18,067
Total liabilities	10,123,630	10,460,439
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	10,120,219	10,454,694
All other liabilities	3,411	5,745
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	10,113,082
Cash and due from banks	0
Interest-earning deposits in other banks	174
Trading account assets	0
Investment securities	0
Loans	10,100,566
All other assets	12,342
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		5,352,775
Cash and due from banks		0
Interest-earning deposits in other banks		0
Trading account assets		803,348
Investment securities		1,811,498
Loans		2,737,908
All other assets		21
Total liabilities	3,618,686	5,352,880
Deposits	1,715,116	3,292,449
Other short-term borrowings	1,054,466	1,131,120
Long-term debt	0	0
All other liabilities	849,104	929,311
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	3,618,564
Cash and due from banks	0
Interest-earning deposits in other banks	0
Trading account assets	740,514
Investment securities	1,661,663
Loans	1,216,343
All other assets	44
Consolidated VIEs | Total consolidated assets before elimination | Other
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		85,008
Cash and due from banks		470
Interest-earning deposits in other banks		5,366
Trading account assets		14,059
Investment securities		38,219
Loans		2,481
All other assets		24,413
Total liabilities	288,690	78,350
Deposits	0	0
Other short-term borrowings	650	966
Long-term debt	244,285	54,159
All other liabilities	43,755	23,225
Consolidated VIEs | Total consolidated assets before elimination | Other | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	237,291
Cash and due from banks	1,897
Interest-earning deposits in other banks	6,050
Trading account assets	8,024
Investment securities	38,657
Loans	3,997
All other assets	178,666
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		(3,671,326)
Cash and due from banks		(68,736)
Interest-earning deposits in other banks		(41,258)
Trading account assets		(72,217)
Investment securities		(600,219)
Loans		(2,859,135)
All other assets		(29,761)
Total liabilities	(16,567,315)	(16,806,678)
Deposits	(651)	(432)
Other short-term borrowings	(4,084,517)	(4,242,371)
Long-term debt	(11,771,730)	(11,888,346)
All other liabilities	(710,417)	(675,529)
Consolidated VIEs | The amounts eliminated in consolidation | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	(2,241,877)
Cash and due from banks	(65,287)
Interest-earning deposits in other banks	(57,994)
Trading account assets	(80,669)
Investment securities	(549,600)
Loans	(1,316,204)
All other assets	(172,123)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(6,723,403)	(8,275,821)
Deposits	(1,714,465)	(3,292,017)
Other short-term borrowings	(4,391,003)	(4,311,280)
Long-term debt	(39,244)	(26,558)
All other liabilities	¥ (578,691)	¥ (645,966)